Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2013
Accrued Expenses and Other Payables
Summary of accrued expenses and other payables
	As of December 31,
	2012	2013	2013
	(RMB)	(RMB)	($)
Payroll and welfare payable	17,079,846	16,708,584	2,740,505
VAT and other tax payables	32,659,507	32,284,265	5,295,193
Purchases of fixed assets payables	6,800,347	11,195,275	1,836,224
Other payables and accruals	7,403,036	6,563,877	1,076,593
Accrued bonds’ interest expenses (note 15)		39,822,083	6,531,530
Total accrued expenses and other payables	63,942,736	106,574,084	17,480,045